UNSECURED DEBT AND RELATED DERIVATIVES - October 2029 debentures (Details) - CAD ($) $ in Thousands	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 3,089,443	$ 3,074,685
October 2029 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding	$ 250,000	$ 250,000	$ 0
Interest receipt rate	3.999%
Deferred financing costs	$ 1,300
Redemption percentage	100.00%
Redemption spread	0.31%
Redemption period of debentures	1 month